Production Costs - Disclosure of production costs by nature of expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost Of Sales Disclosure [Abstract]
Materials and consumables	$ 36,550	$ 5,717
Salaries and benefits	10,726	3,618
Contractors	20,681	3,154
Refining and transportation	2,093	460
Other	2,387	435
Changes in inventories	1,671	374
Production costs	$ 74,108	$ 13,758